EMPLOYEE BENEFIT	12 Months Ended
Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [abstract]
EMPLOYEE BENEFIT
21.    EMPLOYEE BENEFIT

	As of December 31,
	2022			2021
	Current	Non-current	Total	Current	Non-current	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Employee benefit liabilities
Pension-Defined benefit plans	1,320	7,576	8,896	1,387	8,467	9,854
Long service leave	627	117	744	600	126	726
Total	1,947	7,693	9,640	1,987	8,593	10,580
21(a)    Pension – Defined contribution plans
Our Company has several defined contribution plans covering its employees in Australia, PRC, Singapore, Thailand, and Taiwan. Contributions to the plan are made monthly. Total charges for the years ended December 31, 2022, 2021 and 2020, were $1,182, $1,200, and $966, respectively.
21(b)    Pension – Defined benefit plans
The defined benefit liability recognized in the consolidated balance sheet in respect to defined benefit plans is the present value of the defined benefit obligation at the end of the reporting period, together with adjustments for past service costs and actuarial gains or losses. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using future actuarial assumptions about demographic and financial variables that affect the determination of the amount of such benefits.
In accordance with the Thailand labor law, Charoong Thai and its subsidiaries are obliged to make payment to retiring employees, at rates of 1 to 13 times of their final month’s salary rate, depending on the length of service. In addition, Charoong Thai also has the extra benefit plan to make payment to qualified retiring employees, at rates of 1 to 26 times of final month's salary. The plan is not funded. Our Company pays to settle the obligations as and when employees retire.
21(b)    Pension – Defined benefit plans (continued)
The following tables summaries the components of net benefit expense recognized in the income statement and the funded status and amounts recognized in the consolidated balance sheet for the plan:

	For the year ended December 31,
Net benefit cost	2022	2021	2020
	US$’000	US$’000	US$’000
Current service cost	447	519	562
Past service cost	48	—	—
Interest cost on benefit obligation	154	127	147
Net benefit cost	649	646	709

	For the year ended December 31,
Other comprehensive income	2022	2021	2020
	US$’000	US$’000	US$’000
Actuarial (gain) / loss – experience	(263)	140	(328)
Actuarial loss / (gain) – demographic assumption	74	(23)	(1)
Actuarial (gain) / loss – financial assumption	(543)	(676)	130
Actuarial gain	(732)	(559)	(199)

	For the year ended December 31,
Change in the defined obligation	2022	2021	2020
	US$’000	US$’000	US$’000
Defined benefit obligation at January 1	9,854	11,300	11,742
Current service cost	447	519	562
Past service cost	48	—	—
Interest cost on benefit obligation	154	127	147
Benefits paid directly by our Company	(653)	(746)	(954)
Actuarial gain in other comprehensive income	(732)	(559)	(199)
Exchange differences	(222)	(787)	2
Defined benefit obligation at December 31	8,896	9,854	11,300
Actuarial assumptions
The significant assumptions used in determining the actuarial present value of the defined benefit obligations for the year ended December 31, 2022 and 2021 are as follows:

	2022	2021
	%	%
Discount rate	2.5-2.7	1.9
Rate of salary increase	5.0~6.0	5.0~6.0
Pre-retirement mortality	* Thailand TMO17 Tables	* Thailand TMO17 Tables
*TMO represented as Thailand Mortality Ordinary Tables
21(b)    Pension – Defined benefit plans (continued)
Maturity profile of defined benefit obligation
The following pension benefit payments are expected payments to be made in the future years out of the defined benefit plan obligation:

	As of December 31,
	2022	2021
	US$’000	US$’000
Within the next 12 months (next annual reporting period)	1,320	1,387
Between 2 and 5 years	1,936	1,770
Between 6 and 10 years	4,101	4,345
Total expected payments	7,357	7,502

Weighted average duration of defined benefit obligation	9 years	9 years
Sensitivity analysis
A one-percentage point change in the assumed rates would have yielded the following effects:

	2022	2021
	US$’000	US$’000
Discount rate – 1% increase	(699)	(817)
Discount rate – 1% decrease	818	960
Rate of salary increase – 1% increase	782	912
Rate of salary increase – 1% decrease	(685)	(796)
The sensitivity result above determines their individual impact on the plan’s year-end defined benefit obligation. In reality, the plan is subject to multiple external experience items which may move the defined benefit obligation in similar or opposite directions, while the plan’s sensitivity to such changes can vary over time.
21(c)    Long service leave
The liability for long service leave is recognized in the provision for employee benefits and measured as present value of expected future payments to be made in respect of services provided by employees up to the reporting date using the projected unit credit method. Consideration is given to expected future wage and salary levels, experience of employee departures, and periods of service. Expected future payments are discounted using market yields at the reporting date on high quality corporate bond with terms to maturity and currencies that match, as closely as possible, the estimated future cash outflows. As of December 31, 2022 and 2021, the amount of long service leave obligation was $744 and $726, respectively.